UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 111.7%
Aerospace - 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		$1,405,002	$1,496,286
Bombardier, Inc., 7.75%, 3/15/20 (n)		770,000	714,175
Bombardier, Inc., 6.125%, 1/15/23 (n)		885,000	716,850
Bombardier, Inc., 7.5%, 3/15/25 (n)		515,000	426,163
CPI International, Inc., 8.75%, 2/15/18		1,115,000	1,137,300
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		1,755,000	1,858,106
TransDigm, Inc., 6%, 7/15/22		245,000	244,388
TransDigm, Inc., 6.5%, 7/15/24		575,000	577,875

			$7,171,143
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	325,000	$343,131

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$845,000	$881,969
PVH Corp., 4.5%, 12/15/22		1,220,000	1,229,150

			$2,111,119
Asset-Backed & Securitized - 4.9%
Banc of America Commercial Mortgage, Inc., FRN, 5.741%, 2/10/51		$1,395,200	$1,497,694
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)		118,175	123,893
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40 (z)		2,221,690	1,378,068
Chesapeake Funding LLC, “A”, FRN, 0.638%, 5/07/24 (z)		1,873,989	1,874,317
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49		390,311	56,511
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,400,000	1,451,626
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/39		1,781,000	1,834,560
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,879,074	983,002
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25 (z)		1,500,000	1,481,177
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		1,852,571	1,849,342
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)		201,979	48,803
First Union National Bank Commercial Mortgage Trust, FRN, 1.466%, 1/12/43 (d)(i)(q)(z)		273,430	795
First Union-Lehman Brothers Bank of America, FRN, 0.662%, 11/18/35 (i)		3,688,245	72,636
GMAC LLC, FRN, 7.847%, 4/15/34 (d)(n)(q)		416,693	238,891
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,745,342	1,817,070
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45		1,542,227	1,572,735
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49		2,000,000	2,111,252
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43		1,146,380	1,158,630
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.904%, 4/15/45		1,448,211	1,475,189
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.774%, 6/15/49		2,243,253	2,338,632
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)		443,116	6,310
Morgan Stanley Capital I Trust, “AM”, FRN, 5.682%, 4/15/49		1,674,000	1,743,546
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)		3,106,371	15,656
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.95%, 2/15/51		960,867	1,007,691

			$26,138,026
Automotive - 2.2%
Accuride Corp., 9.5%, 8/01/18		$1,365,000	$1,392,300
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	250,000	259,635
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,000,000	1,002,853
General Motors Financial Co., Inc., 3.45%, 4/10/22		486,000	468,232
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,225,000	1,296,969
Goodyear Tire & Rubber Co., 7%, 5/15/22		420,000	457,275
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	120,000	135,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		$600,000	$613,099
Hyundai Capital America, 4%, 6/08/17 (n)		256,000	266,580
Hyundai Capital America, 2.6%, 3/19/20 (n)		540,000	538,242
Lear Corp., 4.75%, 1/15/23		730,000	724,525
Lear Corp., 5.375%, 3/15/24		140,000	142,100
Lear Corp., 5.25%, 1/15/25		990,000	982,575
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		655,000	677,925
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	470,000	520,952
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$565,000	566,413
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		305,000	322,156
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	463,462
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$770,000	758,450

			$11,589,717
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$363,000	$409,403

Broadcasting - 1.8%
AMC Networks, Inc., 7.75%, 7/15/21		$884,000	$954,720
Clear Channel Communications, Inc., 9%, 3/01/21		946,000	856,130
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		245,000	251,738
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		945,000	985,163
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	700,000	706,526
Grupo Televisa S.A.B., 5%, 5/13/45		$200,000	190,236
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,388,800
Liberty Media Corp., 8.25%, 2/01/30		50,000	53,000
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)		620,000	629,300
Netflix, Inc., 5.375%, 2/01/21		945,000	985,163
Netflix, Inc., 5.875%, 2/15/25 (n)		370,000	388,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		900,000	954,000
Omnicom Group, Inc., 3.65%, 11/01/24		154,000	152,081
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	485,000	556,562
Tribune Media Co., 5.875%, 7/15/22 (n)		$770,000	795,025

			$9,846,944
Brokerage & Asset Managers - 0.1%
E*Trade Financial Corp., 4.625%, 9/15/23		$625,000	$621,875

Building - 2.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,535,000	$1,569,538
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		890,000	892,136
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		715,000	750,750
CEMEX Finance LLC, 9.375%, 10/12/22		335,000	374,681
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	421,585
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		306,000	325,890
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		284,000	220,100
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	361,286
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	212,100
Gibraltar Industries, Inc., 6.25%, 2/01/21		865,000	886,625
HD Supply, Inc., 7.5%, 7/15/20		990,000	1,056,825
Headwaters, Inc., 7.25%, 1/15/19		670,000	693,450
Masco Corp., 4.45%, 4/01/25		170,000	170,425
Mohawk Industries, Inc., 2%, 1/14/22	EUR	525,000	587,565
Mohawk Industries, Inc., 3.85%, 2/01/23		$653,000	659,052
Nortek, Inc., 8.5%, 4/15/21		1,170,000	1,251,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Owens Corning, Inc., 4.2%, 12/15/22		$184,000	$186,909
PriSo Acquisition Corp., 9%, 5/15/23 (n)		765,000	749,700
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,018,000	1,099,440
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		270,000	276,075

			$12,746,032
Business Services - 1.5%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$876,375
Equinix, Inc., 5.375%, 1/01/22		290,000	294,350
Equinix, Inc., 5.375%, 4/01/23		895,000	903,861
Fidelity National Information Services, Inc., 3.875%, 6/05/24		664,000	637,612
Fiserv, Inc., 2.7%, 6/01/20		396,000	395,907
Iron Mountain, Inc., 8.375%, 8/15/21		113,000	116,334
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,330,000	1,383,200
NeuStar, Inc., 4.5%, 1/15/23		1,050,000	892,500
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	681,964
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		965,000	987,514
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		734,000	716,159

			$7,885,776
Cable TV - 4.4%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$1,477,000	$1,525,003
Altice Financing S.A., 6.625%, 2/15/23 (n)		1,525,000	1,570,750
Altice Finco S.A., 8.125%, 1/15/24 (n)		719,000	747,760
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		390,000	412,506
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,015,000	1,061,309
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		730,000	722,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,060,000	1,079,213
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		305,000	300,425
CCO Safari II LLC, 6.384%, 10/23/35 (n)		371,000	379,267
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	977,275
Comcast Corp., 4.65%, 7/15/42		700,000	717,544
DISH DBS Corp., 6.75%, 6/01/21		890,000	941,175
DISH DBS Corp., 5%, 3/15/23		1,010,000	945,613
DISH DBS Corp., 5.875%, 11/15/24		360,000	349,200
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		220,000	218,075
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,710,000	1,560,375
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,225,000	1,111,688
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,020,000	810,900
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	680,000	825,450
Lynx I Corp., 5.375%, 4/15/21 (n)		$468,000	481,455
Lynx II Corp., 6.375%, 4/15/23 (n)		675,000	705,375
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	417,000	364,266
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$290,000	288,913
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		130,000	136,500
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	202,800
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		540,000	519,750
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		560,000	583,800
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		730,000	728,175
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	400,509
Time Warner Cable, Inc., 4.5%, 9/15/42		$210,000	169,431
Unitymedia Hessen, 5.5%, 1/15/23 (n)		950,000	967,813
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		700,000	722,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		710,000	685,150
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	210,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		$200,000	$196,750

			$23,620,288
Chemicals - 2.5%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$725,000	$768,500
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		107,000	105,128
CF Industries, Inc., 3.45%, 6/01/23		577,000	544,412
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		384,000	387,848
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		805,000	660,100
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	862,650
Hexion U.S. Finance Corp., 6.625%, 4/15/20		500,000	458,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		670,000	582,900
Huntsman International LLC, 8.625%, 3/15/21		500,000	524,250
Huntsman International LLC, 5.125%, 4/15/21	EUR	335,000	382,631
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$920,000	936,100
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	201,750
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,540,000	2,548,636
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	548,921
LyondellBasell Industries N.V., 4.625%, 2/26/55		386,000	339,145
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	450,000	506,490
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	102,000	107,261
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	458,585
Tronox Finance LLC, 6.375%, 8/15/20		$1,410,000	1,156,200
W.R. Grace & Co., 5.125%, 10/01/21 (n)		1,035,000	1,045,350

			$13,124,982
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/24		$483,000	$486,297
Syniverse Holdings, Inc., 9.125%, 1/15/19		436,000	382,590
VeriSign, Inc., 4.625%, 5/01/23		1,165,000	1,127,138

			$1,996,025
Computer Software - Systems - 0.5%
Apple, Inc., 3.05%, 7/31/29	GBP	450,000	$704,191
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$485,000	506,825
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		425,000	427,125
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		1,115,000	1,109,425

			$2,747,566
Conglomerates - 1.7%
Amsted Industries Co., 5%, 3/15/22 (n)		$1,510,000	$1,506,225
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)		375,000	380,625
BC Mountain LLC, 7%, 2/01/21 (n)		1,025,000	917,375
DH Europe Finance S.A., 1%, 7/08/19	EUR	420,000	465,318
EnerSys, 5%, 4/30/23 (n)		$1,295,000	1,265,863
Enpro Industries, Inc., 5.875%, 9/15/22		1,315,000	1,328,150
Entegris, Inc., 6%, 4/01/22 (n)		1,275,000	1,306,875
General Electric Co., 1.25%, 5/26/23	EUR	175,000	191,984
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,300,000	1,153,750
Smiths Group PLC, 1.25%, 4/28/23	EUR	550,000	579,249
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	225,000	233,028

			$9,328,442

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$590,000	$436,600
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		914,000	575,820

			$1,012,420
Consumer Products - 0.7%
Mattel, Inc., 1.7%, 3/15/18		$192,000	$190,417
Newell Rubbermaid, Inc., 4%, 12/01/24		450,000	456,386
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	397,245
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		720,000	727,200
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		500,000	514,577
Spectrum Brands, Inc., 6.375%, 11/15/20		965,000	1,027,725
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		165,000	171,432
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)		430,000	442,814

			$3,927,796
Consumer Services - 1.9%
ADT Corp., 6.25%, 10/15/21		$1,525,000	$1,616,500
ADT Corp., 4.125%, 6/15/23		370,000	345,950
CEB, Inc., 5.625%, 6/15/23 (n)		840,000	842,100
Garda World Security Corp., 7.25%, 11/15/21 (n)		755,000	705,925
Garda World Security Corp., 7.25%, 11/15/21 (n)		255,000	238,425
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (z)		700,000	709,275
Interval Acquisition Corp., 5.625%, 4/15/23 (n)		1,635,000	1,643,175
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,450,150
Priceline Group, Inc., 3.65%, 3/15/25		314,000	307,536
Priceline Group, Inc., 1.8%, 3/03/27	EUR	300,000	301,110
Service Corp. International, 7%, 6/15/17		$1,025,000	1,107,000
Service Corp. International, 5.375%, 5/15/24		715,000	757,900

			$10,025,046
Containers - 2.7%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,200,000	$2,307,250
Ball Corp., 5%, 3/15/22		1,835,000	1,879,840
Ball Corp., 5.25%, 7/01/25		330,000	331,832
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,155,000	1,166,550
Crown American LLC, 4.5%, 1/15/23		1,472,000	1,427,840
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	650,000	667,462
Multi-Color Corp., 6.125%, 12/01/22 (n)		$1,240,000	1,264,800
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	375,000	419,566
Reynolds Group, 9.875%, 8/15/19		$151,000	158,833
Reynolds Group, 5.75%, 10/15/20		600,000	621,000
Reynolds Group, 8.25%, 2/15/21		1,280,000	1,328,000
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	450,000	516,452
Sealed Air Corp., 4.875%, 12/01/22 (n)		$1,110,000	1,114,163
Sealed Air Corp., 5.125%, 12/01/24 (n)		370,000	374,625
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,060,000	1,036,150

			$14,614,363
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$193,000	$189,818
Avaya, Inc., 10.5%, 3/01/21 (n)		405,000	329,063

			$518,881
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$740,000	$538,350
Advanced Micro Devices, Inc., 7.5%, 8/15/22		320,000	220,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - continued
Advanced Micro Devices, Inc., 7%, 7/01/24		$460,000	$305,900
Micron Technology, Inc., 5.875%, 2/15/22		695,000	708,900
Micron Technology, Inc., 5.5%, 2/01/25 (n)		615,000	595,781
NXP B.V., 5.75%, 2/15/21 (n)		480,000	500,698
NXP B.V., 5.75%, 3/15/23 (n)		1,070,000	1,107,450
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		475,000	489,844
Sensata Technologies B.V., 5%, 10/01/25 (n)		445,000	436,100
Tyco Electronics Group S.A., 6.55%, 10/01/17		700,000	772,451
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	100,000	106,689

			$5,782,963
Emerging Market Quasi-Sovereign - 5.7%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$946,000	$946,676
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22		412,000	391,400
CNOOC Finance (2013) Ltd., 3%, 5/09/23		389,000	368,145
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25		350,000	338,180
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		1,242,000	1,321,628
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		391,000	382,079
Comision Federal de Electricidad, 4.875%, 1/15/24		465,000	484,181
Comision Federal de Electricidad, 6.125%, 6/16/45 (z)		900,000	914,625
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)		517,000	538,326
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		915,000	900,131
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (z)		268,000	271,350
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		296,000	297,799
Gaz Capital S.A., 4.95%, 2/06/28 (n)		492,000	418,200
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		382,000	334,728
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		316,000	284,179
KazMunayGas National Co., 4.4%, 4/30/23 (n)		285,000	257,854
KazMunayGas National Co., 6%, 11/07/44 (n)		307,000	247,399
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		1,029,000	1,122,896
Majapahit Holding B.V., 8%, 8/07/19 (n)		1,197,000	1,384,031
Majapahit Holding B.V., 7.75%, 1/20/20 (n)		1,045,000	1,200,496
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		372,000	372,000
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)		371,000	355,696
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		373,000	390,203
Oleoducto Central S.A., 4%, 5/07/21 (n)		205,000	204,529
Pemex Project Funding Master Trust, 5.75%, 3/01/18		1,341,000	1,458,338
Pertamina PT, 5.25%, 5/23/21 (n)		511,000	528,885
Pertamina PT, 4.875%, 5/03/22 (n)		540,000	540,000
Pertamina PT, 4.3%, 5/20/23 (n)		323,000	310,952
Petroleos Mexicanos, 8%, 5/03/19		926,000	1,084,578
Petroleos Mexicanos, 5.5%, 1/21/21		1,712,000	1,852,880
Petroleos Mexicanos, 4.875%, 1/24/22		524,000	544,174
Petroleos Mexicanos, 4.875%, 1/18/24		640,000	657,536
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		10,000	9,740
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		382,000	374,551
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		254,000	234,950
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		213,000	200,710
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)		476,000	548,590
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		380,917	379,964
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)		200,000	198,260
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		438,000	442,818
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)		752,000	794,338
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)		825,000	974,111
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		666,000	640,754
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		548,000	526,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		$544,000	$557,422
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		177,000	185,480
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,263,000	2,382,459
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (z)		204,000	207,651
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		900,000	873,927

			$30,236,203
Emerging Market Sovereign - 6.5%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$982,283
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	203,792
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	214,755
Dominican Republic, 5.5%, 1/27/25 (n)		211,000	212,055
Federative Republic of Brazil, 4.25%, 1/07/25		372,000	350,982
Oriental Republic of Uruguay, 4.5%, 8/14/24		567,000	598,185
Republic of Colombia, 8.125%, 5/21/24		679,000	864,028
Republic of Colombia, 6.125%, 1/18/41		435,000	468,713
Republic of Croatia, 5.5%, 4/04/23 (n)		1,362,000	1,400,141
Republic of Hungary, 5.375%, 2/21/23		674,000	734,269
Republic of Indonesia, 6.875%, 1/17/18		838,000	936,465
Republic of Indonesia, 11.625%, 3/04/19		733,000	954,733
Republic of Indonesia, 4.875%, 5/05/21 (n)		336,000	355,320
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	375,000	417,511
Republic of Indonesia, 3.375%, 4/15/23 (n)		$517,000	490,504
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	250,875
Republic of Indonesia, 4.125%, 1/15/25 (n)		339,000	334,763
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		427,000	394,975
Republic of Kazakhstan, 5.125%, 7/21/25 (z)		983,000	972,796
Republic of Kazakhstan, 4.875%, 10/14/44 (n)		207,000	170,651
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	578,487
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,708,219
Republic of Panama, 3.75%, 3/16/25		231,000	229,845
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,820,390
Republic of Panama, 9.375%, 4/01/29		873,000	1,307,318
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	214,120
Republic of Peru, 7.35%, 7/21/25		544,000	708,560
Republic of Peru, 8.75%, 11/21/33		629,000	948,218
Republic of Peru, 5.625%, 11/18/50		217,000	244,125
Republic of Philippines, 3.95%, 1/20/40		960,000	984,000
Republic of Poland, 5%, 3/23/22		609,000	680,283
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,267,320
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	506,606
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	352,195
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,047,000	1,155,040
Republic of Turkey, 7%, 3/11/19		790,000	885,037
Republic of Turkey, 5.625%, 3/30/21		670,000	718,160
Republic of Turkey, 6.25%, 9/26/22		646,000	713,701
Republic of Venezuela, 7.65%, 4/21/25		673,000	237,233
Republic of Vietnam, 6.75%, 1/29/20		273,000	303,030
Russian Federation, 4.875%, 9/16/23 (n)		800,000	778,000
Russian Federation, 7.5%, 3/31/30		321,250	375,863
Russian Federation, 5.625%, 4/04/42 (n)		600,000	550,200
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		300,000	300,375
United Mexican States, 3.625%, 3/15/22		1,710,000	1,733,085
United Mexican States, 4%, 10/02/23		1,364,000	1,404,920
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	2,171,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
United Mexican States, 5.75%, 10/12/10		$408,000	$409,020

			$34,592,845
Energy - Independent - 4.1%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		$335,000	$6,700
Afren PLC, 15%, 4/25/16		374,128	280,596
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		219,000	4,380
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		350,000	205,625
Baytex Energy Corp., 5.625%, 6/01/24 (n)		1,055,000	907,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		795,000	687,675
Chaparral Energy, Inc., 7.625%, 11/15/22		1,420,000	830,700
Chesapeake Energy Corp., 5.75%, 3/15/23		1,570,000	1,326,650
Cimarex Energy Co., 4.375%, 6/01/24		420,000	406,350
Concho Resources, Inc., 6.5%, 1/15/22		895,000	925,206
Concho Resources, Inc., 5.5%, 4/01/23		1,015,000	1,015,000
EP Energy LLC, 9.375%, 5/01/20		920,000	949,900
EP Energy LLC, 7.75%, 9/01/22		2,590,000	2,583,525
Halcon Resources Corp., 8.875%, 5/15/21		1,245,000	647,400
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		150,000	92,250
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,957,000	1,144,845
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		605,000	347,875
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,310,000	1,224,195
MEG Energy Corp., 7%, 3/31/24 (n)		240,000	220,200
Noble Energy, Inc., 5.625%, 5/01/21		945,000	1,001,503
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		710,000	663,850
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		293,000	257,108
Oasis Petroleum, Inc., 6.875%, 3/15/22		850,000	782,000
QEP Resources, Inc., 5.25%, 5/01/23		1,530,000	1,415,250
RSP Permian, Inc., 6.625%, 10/01/22 (n)		1,090,000	1,098,175
Sanchez Energy Corp., 6.125%, 1/15/23		1,110,000	899,100
SM Energy Co., 6.5%, 11/15/21		1,315,000	1,318,288
SM Energy Co., 6.125%, 11/15/22		585,000	576,225

			$21,817,871
Energy - Integrated - 0.5%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$239,000	$249,456
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		698,000	622,587
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,145,000	807,225
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		419,000	265,018
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		272,000	171,958
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	494,236
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	300,000	312,738

			$2,923,218
Entertainment - 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,485,000	$1,600,088
Carmike Cinemas, Inc., 6%, 6/15/23 (n)		460,000	469,200
Carnival Corp., 1.2%, 2/05/16		500,000	500,616
Cedar Fair LP, 5.25%, 3/15/21		1,130,000	1,170,906
Cedar Fair LP, 5.375%, 6/01/24		415,000	424,412
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,050,225
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	767,325
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		790,000	817,650
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,364,750

			$8,165,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 4.0%
Aircastle Ltd., 4.625%, 12/15/18		$790,000	$824,464
Aircastle Ltd., 5.125%, 3/15/21		550,000	566,500
Aircastle Ltd., 5.5%, 2/15/22		665,000	693,263
Aviation Capital Group, 4.625%, 1/31/18 (n)		685,000	709,372
Aviation Capital Group, 6.75%, 4/06/21 (n)		740,000	841,926
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,675,563
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,447,000	1,559,143
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,269,000	1,341,968
CIT Group, Inc., 3.875%, 2/19/19		1,255,000	1,261,275
CIT Group, Inc., 5%, 8/15/22		1,010,000	1,026,413
Credit Acceptance Co., 7.375%, 3/15/23 (n)		1,205,000	1,241,150
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		300,000	321,375
Icahn Enterprises LP, 6%, 8/01/20		1,060,000	1,115,650
Icahn Enterprises LP, 5.875%, 2/01/22		1,405,000	1,454,175
International Lease Finance Corp., 7.125%, 9/01/18 (n)		337,000	376,176
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		640,000	633,997
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		1,560,000	1,536,600
Navient Corp., 5.875%, 3/25/21		555,000	520,313
PHH Corp., 6.375%, 8/15/21		530,000	514,100
SLM Corp., 4.875%, 6/17/19		25,000	23,875
SLM Corp., 8%, 3/25/20		1,815,000	1,887,600
SLM Corp., 7.25%, 1/25/22		1,100,000	1,086,250
SLM Corp., 6.125%, 3/25/24		455,000	404,950

			$21,616,098
Food & Beverages - 1.7%
Coca-Cola Co., 0.75%, 3/09/23	EUR	325,000	$346,733
Coca-Cola Co., 1.125%, 3/09/27	EUR	250,000	258,944
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	325,000	327,435
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	348,000	400,443
Constellation Brands, Inc., 4.25%, 5/01/23		$1,460,000	1,460,000
Darling Ingredients, Inc., 5.375%, 1/15/22		785,000	794,813
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	211,898
J.M. Smucker Co., 2.5%, 3/15/20 (n)		121,000	120,779
J.M. Smucker Co., 4.375%, 3/15/45 (n)		130,000	121,448
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)		150,000	146,703
JBS Investments GmbH, 7.75%, 10/28/20 (n)		201,000	217,080
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)		175,000	173,415
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	708,971
Kraft Heinz Co., 5%, 7/15/35 (n)		173,000	179,206
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		340,000	342,869
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	204,959
Mondelez International, Inc., 2.375%, 3/06/35	EUR	100,000	100,758
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		$1,590,000	1,659,563
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	849,914
Tyson Foods, Inc., 5.15%, 8/15/44		156,000	161,997
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	243,940
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		124,000	127,544

			$9,159,412
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/24		$354,000	$348,794
CVS Health Corp., 4.875%, 7/20/35		202,000	208,842
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		580,000	582,829

			$1,140,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$437,250
International Paper Co., 6%, 11/15/41		700,000	761,349
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	525,000	553,334
Tembec Industries, Inc., 9%, 12/15/19 (n)		$570,000	461,700

			$2,213,633
Gaming & Lodging - 1.8%
Boyd Gaming Corp., 6.875%, 5/15/23		$715,000	$743,600
CCM Merger, Inc., 9.125%, 5/01/19 (n)		935,000	1,009,800
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		348,000	266,220
Eldorado Resorts, Inc., 7%, 8/01/23 (n)		195,000	195,488
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		950,000	1,007,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,125,000	1,171,406
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		280,000	302,400
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		960,000	996,000
MGM Resorts International, 6.625%, 12/15/21		820,000	866,125
MGM Resorts International, 6%, 3/15/23		565,000	574,888
RHP Hotel Properties, 5%, 4/15/23 (n)		325,000	323,375
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,180,000	1,188,850
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	650,445
Wyndham Worldwide Corp., 5.625%, 3/01/21		132,000	145,055

			$9,440,652
Industrial - 0.9%
Anixter, Inc., 5.125%, 10/01/21		$970,000	$978,488
Dematic S.A., 7.75%, 12/15/20 (n)		1,395,000	1,447,313
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,260,000	1,335,600
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	848,663

			$4,610,064
Insurance - 0.7%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$631,597
American International Group, Inc., 3.75%, 7/10/25		642,000	641,954
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	400,000	441,991
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	501,901
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	625,563
Unum Group, 7.125%, 9/30/16		$829,000	880,822
Unum Group, 4%, 3/15/24		259,000	264,613

			$3,988,441
Insurance - Health - 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$834,000	$843,728

Insurance - Property & Casualty - 0.6%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$317,616
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	325,000	316,488
CNA Financial Corp., 5.875%, 8/15/20		$700,000	796,050
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		330,000	336,092
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		315,000	313,043
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	530,407
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$810,000	828,266

			$3,437,962
International Market Sovereign - 0.6%
Government of Japan, 1.1%, 6/20/20	JPY	110,350,000	$933,614
Government of Japan, 2.1%, 9/20/24	JPY	35,850,000	334,598

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,716,000	$1,760,130

			$3,028,342
Internet - 0.4%
Baidu, Inc., 4.125%, 6/30/25		$240,000	$237,894
Baidu, Inc., 3.25%, 8/06/18		1,316,000	1,344,769
Baidu, Inc., 3%, 6/30/20		258,000	256,388
Baidu, Inc., 3.5%, 11/28/22		475,000	471,851

			$2,310,902
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	302,000	$231,227
Province of Manitoba, 4.15%, 6/03/20	CAD	266,000	230,594

			$461,821
Machinery & Tools - 0.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,465,000	$1,468,663
H&E Equipment Services Co., 7%, 9/01/22		1,065,000	1,059,675
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		875,000	612,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		745,000	568,063

			$3,708,901
Major Banks - 3.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$357,199
Bank of America Corp., 3.95%, 4/21/25		$582,000	564,426
Bank of America Corp., FRN, 6.1%, 12/29/49		2,862,000	2,849,121
Bank of America Corp., FRN, 5.2%, 12/31/49		549,000	517,295
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	397,874
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	339,116
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	392,274
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	456,460
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,055,000	1,089,133
Goldman Sachs Group, Inc., 7.5%, 2/15/19		1,200,000	1,413,083
Huntington National Bank, 2.4%, 4/01/20		320,000	317,175
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	500,000	580,472
JPMorgan Chase & Co., 3.25%, 9/23/22		$765,000	765,285
JPMorgan Chase & Co., 3.125%, 1/23/25		581,000	558,527
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		486,000	514,856
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		1,515,000	1,499,850
Morgan Stanley, 3.875%, 4/29/24		500,000	507,734
Morgan Stanley, 6.625%, 4/01/18		1,000,000	1,120,145
Morgan Stanley, 3.95%, 4/23/27		423,000	404,168
Morgan Stanley, 4.3%, 1/27/45		280,000	266,173
Nationwide Building Society, 1.25%, 3/03/25	EUR	380,000	401,249
PNC Bank N.A., 2.6%, 7/21/20		$467,000	470,192
Regions Financial Corp., 2%, 5/15/18		421,000	419,577
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	394,725
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	500,000	567,033
Wells Fargo & Co., 3%, 2/19/25		$591,000	568,591
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		509,000	511,901
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		291,000	297,911

			$18,541,545
Medical & Health Technology & Services - 3.1%
Becton, Dickinson and Co., 3.734%, 12/15/24		$142,000	$141,142
Becton, Dickinson and Co., 4.685%, 12/15/44		270,000	267,968

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		$225,000	$233,438
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,620,000	1,733,400
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,175,000	1,161,781
Davita, Inc., 5.125%, 7/15/24		780,000	786,018
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		84,000	85,470
HCA, Inc., 4.25%, 10/15/19		785,000	808,059
HCA, Inc., 7.5%, 2/15/22		980,000	1,141,700
HCA, Inc., 5.875%, 3/15/22		1,140,000	1,249,725
HCA, Inc., 5%, 3/15/24		690,000	718,463
HCA, Inc., 5.375%, 2/01/25		525,000	536,813
HealthSouth Corp., 5.125%, 3/15/23		1,020,000	1,020,000
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		364,000	338,260
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,400,000	1,452,500
Tenet Healthcare Corp., 8%, 8/01/20		1,920,000	2,001,600
Tenet Healthcare Corp., 4.5%, 4/01/21		1,070,000	1,075,350
Tenet Healthcare Corp., 8.125%, 4/01/22		665,000	746,050
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)		330,000	344,850
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	944,350

			$16,786,937
Medical Equipment - 0.8%
Alere, Inc., 6.375%, 7/01/23 (n)		$393,000	$408,720
DJO Finco, Inc., 8.125%, 6/15/21 (n)		740,000	760,350
Hologic, Inc., 5.25%, 7/15/22 (n)		1,000,000	1,032,500
Medtronic, Inc., 3.5%, 3/15/25 (n)		437,000	436,193
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)		492,000	503,070
Teleflex, Inc., 5.25%, 6/15/24		955,000	976,488
Zimmer Holdings, Inc., 4.25%, 8/15/35		274,000	258,672

			$4,375,993
Metals & Mining - 2.6%
Cameco Corp., 5.67%, 9/02/19	CAD	420,000	$362,940
Century Aluminum Co., 7.5%, 6/01/21 (n)		$775,000	771,125
Commercial Metals Co., 4.875%, 5/15/23		743,000	679,845
Consol Energy, Inc., 5.875%, 4/15/22		1,010,000	784,644
Consol Energy, Inc., 8%, 4/01/23 (n)		770,000	637,175
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		935,000	925,650
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,191,000	976,620
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		245,000	181,913
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	261,882
GrafTech International Co., 6.375%, 11/15/20		$940,000	836,600
Hudbay Minerals, Inc., 9.5%, 10/01/20		795,000	779,100
Kinross Gold Corp., 5.95%, 3/15/24		572,000	514,680
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	461,825
Lundin Mining Corp., 7.875%, 11/01/22 (n)		445,000	452,788
Plains Exploration & Production Co., 6.875%, 2/15/23		650,000	637,000
Southern Copper Corp., 5.25%, 11/08/42		700,000	593,152
Southern Copper Corp., 5.875%, 4/23/45		753,000	689,763
Steel Dynamics, Inc., 5.125%, 10/01/21		435,000	433,913
Steel Dynamics, Inc., 5.25%, 4/15/23		435,000	426,300
Steel Dynamics, Inc., 5.5%, 10/01/24		435,000	430,650
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		375,000	367,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		585,000	573,300
Suncoke Energy, Inc., 7.625%, 8/01/19		306,000	315,142
TMS International Corp., 7.625%, 10/15/21 (n)		680,000	659,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	$356,323

			$14,109,067
Midstream - 4.2%
Access Midstream Partner LP, 4.875%, 3/15/24		$240,000	$235,982
AmeriGas Finance LLC, 6.75%, 5/20/20		1,550,000	1,623,625
APT Pipelines Ltd., 5%, 3/23/35 (n)		542,000	512,794
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		630,000	641,025
Crestwood Midstream Partners LP, 6%, 12/15/20		625,000	629,688
Crestwood Midstream Partners LP, 6.125%, 3/01/22		565,000	557,938
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)		350,000	351,750
El Paso Corp., 7.75%, 1/15/32		2,394,000	2,722,656
Energy Transfer Equity LP, 7.5%, 10/15/20		1,165,000	1,304,800
Energy Transfer Equity LP, 5.5%, 6/01/27		170,000	166,600
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	550,295
Energy Transfer Partners LP, 5.15%, 3/15/45		541,000	474,202
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	287,006
Enterprise Products Operating LLC, 4.85%, 3/15/44		148,000	138,449
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	847,113
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,180,000	1,188,850
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		341,000	324,315
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		281,000	251,490
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	275,000	280,752
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		$810,000	830,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		761,000	740,073
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	491,000	372,553
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		$1,185,000	1,208,700
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,272,150
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		545,000	541,934
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		799,000	787,015
Spectra Energy Partners LP, 4.75%, 3/15/24		306,000	322,108
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		580,000	606,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		495,000	470,250
Sunoco Logistics Partners LP, 5.35%, 5/15/45		154,000	139,911
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		325,000	336,375
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		775,000	775,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		260,000	256,750
Williams Cos., Inc., 3.7%, 1/15/23		600,000	541,523

			$22,290,022
Mortgage-Backed - 5.2%
Fannie Mae, 4%, 9/01/40 - 7/01/43		$419,755	$448,228
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		2,205,791	2,482,541
Fannie Mae, 4%, 2/01/45		3,615,655	3,853,154
Fannie Mae, FRN, 0.436%, 5/25/18		6,298,750	6,306,504
Fannie Mae, TBA, 3.5%, 9/01/45		7,400,000	7,658,249
Federal Home Loan Bank, 4%, 4/01/44		290,752	309,708
Ginnie Mae, TBA, 3.5%, 9/01/45		6,475,000	6,745,128

			$27,803,512
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$377,000	$377,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 1.6%
AT&T, Inc., 4.75%, 5/15/46		$525,000	$484,220
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	571,332
Centurylink, Inc., 6.45%, 6/15/21		$560,000	571,200
Centurylink, Inc., 7.65%, 3/15/42		890,000	787,650
Citizens Communications Co., 9%, 8/15/31		530,000	483,625
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	212,500
Frontier Communications Corp., 8.125%, 10/01/18		245,000	263,375
Frontier Communications Corp., 6.25%, 9/15/21		305,000	281,363
Frontier Communications Corp., 7.125%, 1/15/23		410,000	370,025
OTE PLC, 7.875%, 2/07/18	EUR	300,000	329,660
OTE PLC, 3.5%, 7/09/20	EUR	500,000	470,902
Telecom Italia Capital, 6%, 9/30/34		$320,000	316,800
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	170,000	257,687
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	495,673
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$900,000	904,500
Verizon Communications, Inc., 6.4%, 9/15/33		1,000,000	1,156,077
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	564,723

			$8,521,312
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/22		$1,090,000	$1,030,050
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,422,767	917,685
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		885,000	681,450
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		438,000	264,990
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		605,000	447,700

			$3,341,875
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$750,000	$766,875
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		880,000	862,400
Valero Energy Corp., 4.9%, 3/15/45		440,000	415,089

			$2,044,364
Other Banks & Diversified Financials - 2.5%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$509,000	$545,750
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		583,000	574,255
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	500,000	568,430
Bancolombia S.A., 5.95%, 6/03/21		$1,094,000	1,188,303
Bankia S.A., 3.5%, 1/17/19	EUR	400,000	464,240
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	300,000	342,898
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		$325,000	342,063
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)		104,000	105,040
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,333,735
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		848,000	952,304
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	544,418
BPCE S.A., 4.5%, 3/15/25 (n)		302,000	294,555
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	400,000	469,949
Discover Bank, 7%, 4/15/20		$249,000	287,686
Discover Bank, 4.25%, 3/13/26		312,000	309,227
Discover Financial Services, 3.75%, 3/04/25		115,000	110,574
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,583,000	3,416,018
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)		220,000	212,575
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	433,574
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	450,000	561,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Macquarie Group Ltd., 3%, 12/03/18 (n)		$107,000	$108,762

			$13,165,757
Pharmaceuticals - 2.5%
AbbVie, Inc., 2.5%, 5/14/20		$607,000	$603,271
Actavis Funding SCS, 3.8%, 3/15/25		313,000	305,133
Actavis Funding SCS, 4.85%, 6/15/44		102,000	98,087
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	360,000	409,105
Celgene Corp., 1.9%, 8/15/17		$526,000	529,325
EMD Finance LLC, 2.95%, 3/19/22 (n)		531,000	520,345
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)		340,000	353,600
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)		1,440,000	1,533,600
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		275,000	283,250
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		618,000	653,669
Gilead Sciences, Inc., 2.35%, 2/01/20		67,000	67,270
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	557,059
Hospira, Inc., 5.2%, 8/12/20		234,000	261,792
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		890,000	927,825
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		130,000	130,975
Mylan, Inc., 2.6%, 6/24/18		1,000,000	1,001,209
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,560,000	1,620,450
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,065,000	1,123,575
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		245,000	250,513
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	569,625
VRX Escrow Corp., 5.875%, 5/15/23 (n)		675,000	701,933
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		700,000	699,751

			$13,201,362
Pollution Control - 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)		$775,000	$610,313

Precious Metals & Minerals - 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,270,000	$1,181,100
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,540,000	1,409,100

			$2,590,200
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$33,837
Gannett Co., Inc., 5.125%, 10/15/19		570,000	594,225
Gannett Co., Inc., 5.125%, 7/15/20		460,000	479,550
Gannett Co., Inc., 4.875%, 9/15/21 (n)		420,000	421,050
Gannett Co., Inc., 6.375%, 10/15/23		840,000	888,300
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,295,000	1,283,669
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		805,000	821,100
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)		65,000	66,300

			$4,588,031
Real Estate - Apartment - 0.2%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	400,000	$459,568
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	450,000	510,507

			$970,075
Real Estate - Healthcare - 0.5%
HCP, Inc., REIT, 3.875%, 8/15/24		$278,000	$274,519
HCP, Inc., REIT, 3.4%, 2/01/25		400,000	374,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Healthcare - continued
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$760,000	$798,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,335,006

			$2,781,631
Real Estate - Other - 0.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		$1,915,000	$1,967,663
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,130,000	1,159,606

			$3,127,269
Real Estate - Retail - 0.5%
DDR Corp., REIT, 3.625%, 2/01/25		$692,000	$662,300
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	351,929
Hammerson PLC, REIT, 6%, 2/23/26	GBP	250,000	483,176
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$900,000	1,140,878

			$2,638,283
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$306,000	$305,759

Retailers - 2.0%
Best Buy Co., Inc., 5.5%, 3/15/21		$1,175,000	$1,222,294
Bon Ton Stores, Inc., 8%, 6/15/21		650,000	487,500
Dollar General Corp., 4.125%, 7/15/17		831,000	864,509
Dollar General Corp., 3.25%, 4/15/23		190,000	181,802
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		630,000	591,874
Dufry Finance S.C.A., 4.5%, 8/01/23 (z)	EUR	106,000	120,612
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		$1,350,000	1,424,250
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,123,027
Home Depot, Inc., 4.875%, 2/15/44		378,000	415,436
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		595,000	510,213
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	509,495
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$630,000	667,800
Rite Aid Corp., 9.25%, 3/15/20		595,000	646,438
Rite Aid Corp., 6.75%, 6/15/21		265,000	281,563
Rite Aid Corp., 6.125%, 4/01/23 (n)		415,000	431,081
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		389,000	391,664
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		590,000	617,140
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	156,050

			$10,642,748
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/21		$1,560,000	$1,575,600
Ecolab, Inc., 4.35%, 12/08/21		500,000	539,710
Ecolab, Inc., 2.625%, 7/08/25	EUR	175,000	200,916
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		$748,000	698,445
Univar USA, Inc., 6.75%, 7/15/23 (n)		775,000	778,875

			$3,793,546
Specialty Stores - 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$1,175,000	$1,242,563
Group 1 Automotive, Inc., 5%, 6/01/22		1,150,000	1,150,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		920,000	966,000

			$3,358,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	421,000	$365,404
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	215,194

			$580,598
Supranational - 0.2%
European Investment Bank, 5.125%, 5/30/17		$500,000	$538,963
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	405,000	319,741
International Finance Corp., 3.25%, 7/22/19	AUD	585,000	439,161

			$1,297,865
Telecommunications - Wireless - 4.0%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	$699,826
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	716,657
American Tower Corp., REIT, 4%, 6/01/25		514,000	503,669
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	124,000	143,333
Bharti Airtel Ltd., 4.375%, 6/10/25 (z)		$643,000	649,725
Crown Castle International Corp., 4.875%, 4/15/22		375,000	384,823
Crown Castle International Corp., 5.25%, 1/15/23		735,000	769,913
Digicel Group Ltd., 8.25%, 9/30/20 (n)		615,000	607,313
Digicel Group Ltd., 6%, 4/15/21 (n)		1,279,000	1,205,458
Digicel Group Ltd., 7.125%, 4/01/22 (n)		471,000	432,143
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,138,000	1,091,911
Digicel Group Ltd., 6.75%, 3/01/23		253,000	242,754
Eileme 2 AB, 11.625%, 1/31/20 (n)		925,000	1,014,031
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	433,735
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	428,480
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	181,905
SBA Tower Trust, 2.898%, 10/15/44 (n)		439,000	439,653
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	1,025,475
Sprint Corp., 7.875%, 9/15/23		1,410,000	1,351,838
Sprint Corp., 7.125%, 6/15/24		1,230,000	1,125,450
Sprint Nextel Corp., 9%, 11/15/18 (n)		470,000	526,400
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	922,425
T-Mobile USA, Inc., 6.125%, 1/15/22		145,000	151,525
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	427,656
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	407,344
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,754,563
T-Mobile USA, Inc., 6.633%, 4/28/21		540,000	571,698
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	233,922
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	300,000	336,477
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$995,000	1,017,388
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,435,000	1,521,100

			$21,318,590
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,459,000	$1,572,073
Level 3 Financing, Inc., 8.625%, 7/15/20		425,000	453,688
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)		650,000	632,125
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)		520,000	506,350
TELUS Corp., 5.05%, 7/23/20	CAD	425,000	369,230

			$3,533,466
Tobacco - 0.6%
Altria Group, Inc., 4%, 1/31/24		$164,000	$168,886
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)		742,000	741,083
Philip Morris International, Inc., 4.875%, 11/15/43		356,000	376,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 8.125%, 6/23/19 (z)		$257,000	$306,035
Reynolds American, Inc., 6.75%, 6/15/17		816,000	889,269
Reynolds American, Inc., 3.25%, 6/12/20		128,000	130,015
Reynolds American, Inc., 4%, 6/12/22		228,000	234,132
Reynolds American, Inc., 4.45%, 6/12/25		169,000	173,567
Reynolds American, Inc., 5.7%, 8/15/35		202,000	213,510

			$3,233,262
Transportation - Services - 1.2%
ERAC USA Finance LLC, 7%, 10/15/37 (n)		$628,000	$780,561
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	200,000	342,864
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	397,965
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$995,000	912,913
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		946,000	931,810
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,160,000	988,900
Stena AB, 7%, 2/01/24 (n)		1,415,000	1,351,325
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	438,750
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	204,360
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		246,000	206,025

			$6,555,473
U.S. Government Agencies and Equivalents - 4.1%
Fannie Mae, 1.125%, 4/27/17		$10,877,000	$10,962,265
Freddie Mac, 0.875%, 2/22/17		10,902,000	10,938,642

			$21,900,907
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		$12,069,000	$12,589,476

Utilities - Electric Power - 2.9%
AES Gener S.A., 5%, 7/14/25 (z)		$674,000	$686,261
Calpine Corp., 5.5%, 2/01/24		920,000	892,400
CMS Energy Corp., 5.05%, 3/15/22		500,000	550,454
CMS Energy Corp., 3.875%, 3/01/24		200,000	203,159
Covanta Holding Corp., 7.25%, 12/01/20		1,815,000	1,901,213
Covanta Holding Corp., 6.375%, 10/01/22		320,000	336,000
Covanta Holding Corp., 5.875%, 3/01/24		340,000	334,900
E.CL S.A., 4.5%, 1/29/25 (n)		609,000	608,708
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	396,501
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	212,467
EDP Finance B.V., 4.125%, 1/20/21	EUR	350,000	429,150
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	324,119
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		245,000	241,325
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	447,685
Enel S.p.A., 5.25%, 5/20/24	EUR	300,000	426,857
Enel S.p.A. , 8.75% to 9/24/23, FRN to 9/24/73 (n)		$500,000	586,125
Enel S.p.A., 6.625% to 15/09/2021, FRN to 9/15/76	GBP	230,000	381,179
Greenko Dutch B.V., 8%, 8/01/19 (n)		$410,000	385,400
NRG Energy, Inc., 8.25%, 9/01/20		1,860,000	1,937,190
NRG Energy, Inc., 6.25%, 7/15/22		385,000	385,963
NRG Energy, Inc., 6.625%, 3/15/23		1,420,000	1,441,300
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	285,085
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	203,992
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	347,732
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)		$525,000	526,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Transelec S.A., 4.25%, 1/14/25 (n)	$535,000	$536,895
Waterford 3 Funding Corp., 8.09%, 1/02/17	669,153	669,076
		$15,677,449
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$387,000	$379,260
Total Bonds		$596,290,113

Floating Rate Loans (g)(r) - 1.9%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$587,545	$586,003

Building - 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$877,361	$874,985
HD Supply, Inc., Term Loan B, 4%, 6/28/18	488,695	488,817

		$1,363,802
Cable TV - 0.1%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$457,230	$456,277

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$596,777	$595,658

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$585,114	$585,298

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$414,191	$414,361

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$814,861	$815,880

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$523,736	$505,841

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$362,332	$363,465

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/20	$708,742	$709,517

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$706,425	$707,308

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$574,548	$573,830

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$328,597	$328,803

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$1,001,082	$1,001,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$919,966	$911,532
Total Floating Rate Loans		$9,918,657

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$84,168

Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	15,200	$1,337,144
Total Common Stocks		$1,421,312

Money Market Funds - 5.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	30,677,889	$30,677,889
Total Investments		$638,307,971

Other Assets, Less Liabilities - (19.6)%		(104,622,828)
Net Assets - 100.0%		$533,685,143

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,197,083, representing 37.3% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AES Gener S.A., 5%, 7/14/25	7/9/15	$673,679	$686,261
American Media, Inc., 13.5%, 6/15/18	12/22/10	32,913	33,837
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.789%, 12/28/40	3/01/06	2,221,690	1,378,068
Bharti Airtel Ltd., 4.375%, 6/10/25	6/3/15	638,576	649,725
Chesapeake Funding LLC, “A”, FRN, 0.638%, 5/07/24	1/29/15	1,873,711	1,874,317
Comision Federal de Electricidad, 6.125%, 6/16/45	6/9/15	892,325	914,625
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25	7/715	265,405	271,350
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	713,278	667,462
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25	9/26/14	1,477,778	1,481,177
Dufry Finance S.C.A., 4.5%, 8/01/23	7/23/15	116,552	120,612
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03	15,428	48,803
First Union National Bank Commercial Mortgage Trust, FRN, 1.466%, 1/12/43	12/11/03	286	795

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22	6/25/15	$700,000	$709,275
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	7/15/15	726,352	741,083
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	40,257	15,656
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	619,765	629,300
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	509,210	417,511
Republic of Kazakhstan, 5.125%, 7/21/25	7/14/15	972,957	972,796
Reynolds American, Inc., 8.125%, 6/23/19	7/10/15	303,774	306,035
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	592,988	553,334
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25	6/3/15	203,917	207,651
Total Restricted Securities			$12,679,673
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	876,733	10/09/15	$647,988	$638,608	$9,380
SELL	CAD	Merrill Lynch International	3,135,460	10/09/15	2,474,388	2,396,428	77,960
SELL	CHF	UBS AG	110,919	10/09/15	117,159	115,047	2,112
BUY	EUR	Goldman Sachs International	1,085,700	10/09/15	1,190,210	1,193,451	3,241
SELL	EUR	Citibank N.A.	170,076	10/09/15	188,051	186,955	1,096
SELL	EUR	Deutsche Bank AG	9,002,755	9/17/15	10,149,031	9,892,950	256,081
SELL	EUR	Goldman Sachs International	165,071	10/09/15	181,937	181,454	483

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	GBP	Goldman Sachs International	597,173	10/09/15	$925,731	$932,153	$6,422
SELL	JPY	Credit Suisse International	77,532,066	10/09/15	633,768	626,173	7,595
SELL	JPY	Deutsche Bank AG	77,532,067	10/09/15	633,737	626,173	7,564
SELL	MXN	Goldman Sachs International	32,899,000	10/09/15	2,064,834	2,031,588	33,246

							$405,180

Liability Derivatives
BUY	CAD	Goldman Sachs International	266,216	10/09/15	$205,753	$203,469	$(2,284)
BUY	DKK	Goldman Sachs International	11,054	10/09/15	1,642	1,629	(13)
BUY	EUR	Goldman Sachs International	676,818	10/09/15	745,371	743,989	(1,382)
SELL	EUR	Goldman Sachs International	2,050,892	10/09/15	2,251,371	2,254,433	(3,062)
SELL	EUR	UBS AG	14,902,157	10/09/15	16,307,415	16,381,125	(73,710)
SELL	GBP	Barclays Bank PLC	2,347,494	10/09/15	3,649,380	3,664,303	(14,923)
SELL	GBP	Goldman Sachs International	447,966	10/09/15	694,444	699,249	(4,805)
SELL	GBP	Merrill Lynch International	2,347,494	10/09/15	3,653,368	3,664,303	(10,935)
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	8/14/15	99,623	96,139	(3,484)
SELL	NOK	Goldman Sachs International	6,710	10/09/15	815	820	(5)
BUY	NZD	Westpac Banking Corp.	165,000	10/09/15	108,973	108,345	(628)
BUY	SEK	Goldman Sachs International	272	10/09/15	32	32	0
BUY	SGD	Goldman Sachs International	102,000	10/09/15	75,309	74,209	(1,100)
BUY	ZAR	Citibank N.A.	1,099,000	10/09/15	86,343	85,875	(468)

							$(116,799)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro Bond 10 yr (Long)	EUR	10	$1,695,698	September - 2015	$(10,455)
U.S. Treasury Note 10 yr (Short)	USD	477	60,787,688	September - 2015	(193,341)
U.S. Treasury Bond 30 yr (Short)	USD	5	779,688	September - 2015	(9,391)

					$(213,187)

At July 31, 2015, the fund had cash collateral of $150,000 and other liquid securities with an aggregate value of $867,884 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,421,312	$—	$—	$1,421,312
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	34,490,382	—	34,490,382
Non-U.S. Sovereign Debt	—	69,155,252	—	69,155,252
U.S. Corporate Bonds	—	317,753,913	—	317,753,913
Residential Mortgage-Backed Securities	—	27,927,404	—	27,927,404
Commercial Mortgage-Backed Securities	—	18,448,230	—	18,448,230
Asset-Backed Securities (including CDOs)	—	7,565,906	—	7,565,906
Foreign Bonds	—	120,668,430	280,596	120,949,026
Floating Rate Loans	—	9,918,657	—	9,918,657
Mutual Funds	30,677,889	—	—	30,677,889
Total Investments	$32,099,201	$605,928,174	$280,596	$638,307,971

Other Financial Instruments
Futures Contracts	$(213,187)	$—	$—	$(213,187)
Forward Foreign Currency Exchange Contracts	—	288,381	—	288,381

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/14	$—
Transfers into level 3	280,596
Balance as of 7/31/15	$280,596

At July 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$650,842,823
Gross unrealized appreciation	12,985,148
Gross unrealized depreciation	(25,520,000)
Net unrealized appreciation (depreciation)	$(12,534,852)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,572,803	113,606,797	(100,501,711)	30,677,889

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,412	$30,677,889

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	63.4%
Mexico	4.6%
Canada	3.5%
United Kingdom	2.5%
China	2.2%
Indonesia	2.0%
Germany	1.8%
Israel	1.5%
Italy	1.5%
Other Countries	17.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.